Material Accounting Policy Information - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jan. 03, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2024
PSUs
Disclosure of joint ventures [line items]
Performance metric two, three and four respective grant, percentage			20.00%	20.00%	20.00%
Average return on capital employed (in years)			5 years
Performance metric one grant, percentage			40.00%		40.00%
Bottom of range
Disclosure of joint ventures [line items]
Useful life measured as period of time, intangible assets other than goodwill			3 years
Vesting percentage				0.00%
Top of range
Disclosure of joint ventures [line items]
Useful life measured as period of time, intangible assets other than goodwill			20 years
Vesting percentage				200.00%
Buildings and equipment (not used for production) | Bottom of range
Disclosure of joint ventures [line items]
Useful life			1 year
Buildings and equipment (not used for production) | Top of range
Disclosure of joint ventures [line items]
Useful life			40 years
Plant and equipment (smelting operations) | Bottom of range
Disclosure of joint ventures [line items]
Useful life			2 years
Plant and equipment (smelting operations) | Top of range
Disclosure of joint ventures [line items]
Useful life			30 years
Glencore | Elk Valley Resources Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	77.00%	77.00%
NuevaUnión Joint Venture
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%
Galore Creek Partnership
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation			50.00%
Antamina
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation			22.50%
NewRange Copper Nickel LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%
S.A.P.I. de C.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint operation			84.00%